Schedule of Stock Warrant Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options Beginning	93,481	21,923
Weighted Average Exercise Price, Beginning	$ 7.62	$ 14.24
Weighted Average Remaining Contractual Term (years), Options Beginning		3 years 8 months 4 days	3 years 3 months
Aggregate Intrinsic Value Beginning
Number of Options Unvested and non-exercisable Beginning	28,658	21,923
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 8.45	$ 14.24
Weighted Average Remaining Contractual Term (years), Vested and Exercisable Beginning		3 years 5 months 19 days	3 years 3 months
Aggregate Intrinsic Value Vested and Exercisable Ending
Number of Options Vested and Exercisable Beginning	64,823
Weighted Average Exercise Price, Unvested and non-exercisable Beginning	$ 5.74
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Share based payment award options outstanding granted	254,824	71,558
Number of Warrants Exercised
Number of Warrants Cancelled/Forfeited	348,306
Number of Warrants Cancelled/Forfeited	(348,306)
Number of Options Ending		93,481	21,923
Weighted Average Exercise Price, Ending		$ 7.62	$ 14.24
Aggregate Intrinsic Value Ending
Number of Options Vested and Exercisable Ending		64,823
Weighted Average Exercise Price, Vested and Exercisable Ending		$ 8.45	$ 14.24
Number of Options Unvested and non-exercisable Ending		28,658	21,923
Weighted Average Exercise Price, Unvested and non-exercisable Ending		$ 5.74
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Warrant [Member]
Number of Options Beginning	203,629	203,629
Weighted Average Exercise Price, Beginning	$ 4.15	$ 4.15
Weighted Average Remaining Contractual Term (years), Options Beginning	1 year 5 months 23 days	2 years 2 months 19 days	3 years 2 months 19 days
Aggregate Intrinsic Value Beginning		$ 82,756
Number of Options Unvested and non-exercisable Beginning		203,629
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 4.15	$ 4.15
Weighted Average Remaining Contractual Term (years), Vested and Exercisable Beginning	1 year 5 months 23 days	2 years 2 months 19 days	3 years 2 months 19 days
Aggregate Intrinsic Value Vested and Exercisable Ending	$ 159,271	$ 82,756
Number of Options Vested and Exercisable Beginning	203,629
Weighted Average Exercise Price, Unvested and non-exercisable Beginning
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Share based payment award options outstanding granted
Number of Warrants Exercised
Number of Warrants Cancelled/Forfeited
Number of Warrants Cancelled/Forfeited
Number of Options Ending	203,629	203,629	203,629
Weighted Average Exercise Price, Ending	$ 4.15	$ 4.15	$ 4.15
Aggregate Intrinsic Value Ending	$ 159,271		$ 82,756
Number of Options Vested and Exercisable Ending	203,629	203,629
Weighted Average Exercise Price, Vested and Exercisable Ending	$ 4.15	$ 4.15	$ 4.15
Number of Options Unvested and non-exercisable Ending			203,629
Weighted Average Exercise Price, Unvested and non-exercisable Ending
Aggregate Intrinsic Value Unvested and non-exercisable Ending